Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2025 Fund
December 31, 2022
Z25-NPRT3-0323
1.9884239.105
Domestic Equity Funds - 27.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	430,489	4,296,282
Fidelity Series Commodity Strategy Fund (a)	5,041	531,014
Fidelity Series Large Cap Growth Index Fund (a)	200,513	2,712,936
Fidelity Series Large Cap Stock Fund (a)	181,802	3,005,190
Fidelity Series Large Cap Value Index Fund (a)	404,853	5,582,921
Fidelity Series Small Cap Opportunities Fund (a)	117,116	1,366,744
Fidelity Series Small Capital Core Fund (a)	987	9,660
Fidelity Series Value Discovery Fund (a)	139,601	2,060,513
TOTAL DOMESTIC EQUITY FUNDS (Cost $20,678,378)		19,565,260

International Equity Funds - 27.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	98,606	1,294,701
Fidelity Series Emerging Markets Fund (a)	89,709	694,351
Fidelity Series Emerging Markets Opportunities Fund (a)	400,263	6,252,112
Fidelity Series International Growth Fund (a)	201,281	2,870,262
Fidelity Series International Index Fund (a)	116,984	1,199,082
Fidelity Series International Small Cap Fund (a)	60,437	896,885
Fidelity Series International Value Fund (a)	285,877	2,867,342
Fidelity Series Overseas Fund (a)	264,244	2,869,687
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $19,713,563)		18,944,422

Bond Funds - 43.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	776,937	5,982,419
Fidelity Series Corporate Bond Fund (a)	369,865	3,295,495
Fidelity Series Emerging Markets Debt Fund (a)	51,094	375,029
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	14,096	122,495
Fidelity Series Floating Rate High Income Fund (a)	8,058	70,747
Fidelity Series Government Bond Index Fund (a)	533,244	4,863,182
Fidelity Series High Income Fund (a)	46,495	374,750
Fidelity Series International Credit Fund (a)	9	67
Fidelity Series International Developed Markets Bond Index Fund (a)	328,216	2,760,299
Fidelity Series Investment Grade Bond Fund (a)	507,452	4,998,405
Fidelity Series Investment Grade Securitized Fund (a)	393,199	3,491,604
Fidelity Series Long-Term Treasury Bond Index Fund (a)	723,422	4,239,254
Fidelity Series Real Estate Income Fund (a)	18,673	176,276
TOTAL BOND FUNDS (Cost $32,933,444)		30,750,022

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.35% (a)(b)	303,825	303,825
Fidelity Series Short-Term Credit Fund (a)	2,000	19,101
Fidelity Series Treasury Bill Index Fund (a)	63,750	634,311
TOTAL SHORT-TERM FUNDS (Cost $957,601)		957,237

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $74,282,986)	70,216,941
NET OTHER ASSETS (LIABILITIES) - 0.0%	15
NET ASSETS - 100.0%	70,216,956

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	2,421	2,430	-	9	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	25,717	8,342,642	1,503,547	380,408	(44,407)	(837,986)	5,982,419
Fidelity Series Blue Chip Growth Fund	26,697	6,605,339	1,805,964	159,067	(52,690)	(477,100)	4,296,282
Fidelity Series Canada Fund	9,252	2,089,100	661,487	41,518	(34,912)	(107,252)	1,294,701
Fidelity Series Commodity Strategy Fund	6,482	2,221,133	864,951	630,492	(615,766)	(215,884)	531,014
Fidelity Series Corporate Bond Fund	21,961	4,750,773	1,291,308	70,616	(35,866)	(150,065)	3,295,495
Fidelity Series Emerging Markets Debt Fund	2,244	518,871	126,694	13,133	(5,089)	(14,303)	375,029
Fidelity Series Emerging Markets Debt Local Currency Fund	732	167,042	47,785	-	(1,203)	3,709	122,495
Fidelity Series Emerging Markets Fund	4,516	1,051,395	281,679	17,801	(12,115)	(67,766)	694,351
Fidelity Series Emerging Markets Opportunities Fund	41,086	9,574,861	2,731,145	150,587	(139,146)	(493,544)	6,252,112
Fidelity Series Floating Rate High Income Fund	439	126,263	54,266	2,899	(825)	(864)	70,747
Fidelity Series Government Bond Index Fund	30,727	6,937,144	1,878,814	54,400	(35,357)	(190,518)	4,863,182
Fidelity Series Government Money Market Fund 4.35%	1,025	558,894	256,094	2,956	-	-	303,825
Fidelity Series High Income Fund	2,625	546,568	149,073	15,387	(5,604)	(19,766)	374,750
Fidelity Series Inflation-Protected Bond Index Fund	3,987	73,005	76,666	81	(173)	(153)	-
Fidelity Series International Credit Fund	76	4	-	4	-	(13)	67
Fidelity Series International Developed Markets Bond Index Fund	13,553	3,848,068	967,700	20,318	(17,795)	(115,827)	2,760,299
Fidelity Series International Growth Fund	18,521	4,267,503	1,367,218	99,421	(27,955)	(20,589)	2,870,262
Fidelity Series International Index Fund	7,856	1,736,352	518,272	31,887	(23,922)	(2,932)	1,199,082
Fidelity Series International Small Cap Fund	5,780	1,292,423	332,469	54,722	(16,963)	(51,886)	896,885
Fidelity Series International Value Fund	18,746	4,184,256	1,218,247	97,357	(78,159)	(39,254)	2,867,342
Fidelity Series Investment Grade Bond Fund	32,314	7,193,553	1,973,735	100,963	(43,875)	(209,852)	4,998,405
Fidelity Series Investment Grade Securitized Fund	22,641	5,005,013	1,361,979	54,782	(35,168)	(138,903)	3,491,604
Fidelity Series Large Cap Growth Index Fund	16,838	3,990,633	1,140,012	40,437	(21,614)	(132,909)	2,712,936
Fidelity Series Large Cap Stock Fund	18,766	4,561,666	1,387,000	211,779	(59,971)	(128,271)	3,005,190
Fidelity Series Large Cap Value Index Fund	35,956	8,426,911	2,701,701	200,810	(78,838)	(99,407)	5,582,921
Fidelity Series Long-Term Treasury Bond Index Fund	20,726	6,291,198	1,530,505	71,907	(61,989)	(480,176)	4,239,254
Fidelity Series Overseas Fund	18,620	4,242,504	1,359,016	52,360	(48,997)	16,576	2,869,687
Fidelity Series Real Estate Income Fund	1,511	331,362	127,996	15,743	(7,077)	(21,524)	176,276
Fidelity Series Short-Term Credit Fund	1,028	38,197	20,218	103	(74)	168	19,101
Fidelity Series Small Cap Opportunities Fund	9,030	2,067,105	657,064	75,242	(10,708)	(41,619)	1,366,744
Fidelity Series Small Capital Core Fund	-	9,660	-	-	-	-	9,660
Fidelity Series Treasury Bill Index Fund	3,077	722,079	90,293	5,779	(43)	(509)	634,311
Fidelity Series Value Discovery Fund	13,283	3,158,113	1,062,089	107,524	(23,514)	(25,280)	2,060,513
	435,812	104,932,051	29,547,417	2,780,483	(1,539,806)	(4,063,699)	70,216,941

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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